Deferred Tax Assets and Liabilities - Additional Information (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities
Unrecognized deferred tax on unused tax losses	₺ 1,815,562	₺ 2,304,900
Unused tax losses for which no deferred tax asset recognised	₺ 8,533,187	₺ 11,979,388